Trade payables and accrued liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Trade payables and accrued liabilities
Trade payables	$ 979,779	$ 1,001,773
Due to related parties (Note 19)	26,786	280,432
Accrued liabilities	1,324,827	2,179,134
Trade payables and accrued liabilities	$ 2,331,392	$ 3,461,339